Basis of Presentation and Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Beginning balance	$ 1,949,640
Cost incurred for dry docking	(27,203)	(7,493)	(19,638)
Ending balance	1,922,662	1,949,640
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	28,821	34,449	24,393
Cost incurred for dry docking	27,203	7,493	19,638
Sale of vessel (note 4)	(2,285)	0	0
Dry-dock amortization	(13,411)	(13,121)	(9,582)
Ending balance	$ 40,328	$ 28,821	$ 34,449